Expenses by Nature - Schedule of Expense by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Expense By Nature [Abstract]
Employee benefit costs	$ 6,034	$ 5,612	$ 5,236
Deferred purchase price pertaining to acquisition			23
Depreciation and amortization charges	289	254	222
Travelling costs	310	333	345
Cost of technical sub-contractors	666	571	537
Cost of software packages for own use	138	118	113
Third party items bought for service delivery to clients	152	120	81
Operating lease payments	82	73	55
Consultancy and professional charges	162	114	118
Communication costs	76	82	68
Repairs and maintenance	174	191	160
Rates and Taxes	25	22	17
Provision for post-sales client support	22	12	1
Power and fuel	32	34	33
Commission to non-whole time directors	1	2	1
Branding and marketing expenses	47	51	44
Impairment loss recognized/(reversed) on financial assets	11	21	(7)
Insurance charges	9	8	9
Contribution towards Corporate Social Responsibility	24	34	33
Others	26	36	37
Total cost of sales, selling and marketing expenses and administrative expenses	$ 8,280	$ 7,688	$ 7,126